Subsequent Events (Details) - shares			1 Months Ended	12 Months Ended
	Jun. 14, 2021	Mar. 12, 2021	Apr. 21, 2021	Dec. 31, 2020
Subsequent Events (Details) [Line Items]
Outstanding ordinary shares				15,945,277
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent event, description		the Company closed its public offering of 3,333,335 units of its securities (each, a “Unit”), with each Unit consisting of (i) one ordinary share of the Company, par value $0.001 per share, and (ii) one warrant to purchase 0.75 ordinary share. The Company sold the Units at a price of $6.00 per Unit. The Company received gross proceeds from the Offering, before deducting estimated offering expenses payable by the Company, of approximately $18,000,000.
Purchase of ordinary shares	43,616		214,286